Share repurchased	6 Months Ended
Jun. 30, 2026
Share Repurchased
Share repurchased

14. Share repurchased

During the six months ended June 30, 2026, the Company repurchased 162,047 ordinary shares at an average price of $0.72273 per share totaling $118,736. The shares repurchased are to be kept as treasury shares.